Summary of Maturity Profile of the Contractual Cashflows (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1,231,571	$ 852,481	$ 1,496,510
Loans payable	354,385	649,047	567,154
Lease liability	14,477	15,324	39,809
Total liabilities	10,727,117	10,982,859	$ 13,274,494
Contractual Liablities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,199,137	790,607
Loans payable	354,385	649,047
Lease liability	14,477	15,324
Total liabilities	1,567,999	1,454,978
Less than 1 Year [Member] | Contractual Liablities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,199,137	790,607
Loans payable	339,371	630,534
Lease liability	4,783	6,732
Total liabilities	1,543,291	1,427,873
1 - 2 Year [Member] | Contractual Liablities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable	15,014	18,513
Lease liability	9,694	8,592
Total liabilities	24,708	27,105
Later than 2 Year [Member] | Contractual Liablities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable
Lease liability
Total liabilities